Provision For Income Taxes And Deferred Income Taxes - Summary of Reconciliation Between The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected income tax expense at statutory tax rate	$ (30,711)	$ (26,650)
Tax rate differences	(69)	(2,296)
Pass through and non-controlling entities	(4,881)	(2,183)
State tax expense, net	(4,898)	17,209
IRC Section 280E disallowance	47,043	50,521
Uncertain tax treatment (including penalties and interest)	7,311	12,901
Share-based compensation	2,086	2,261
Goodwill impairment	10,448	25,334
Tax penalties and interest	5,552	4,155
Change in valuation allowance	(25,350)	12,357
Change in state tax rates	10,317	(471)
Change in state filing methods	(3,940)	0
Canadian reorganization basis change	28,730	0
Tax receivable agreement	(2,919)	(395)
Adjustments to prior year provisions	(7,003)	(5,136)
Other	1,235	1,332
Total	$ 32,950	$ 88,938
Effective tax rate	(22.40%)	(70.10%)